Debt (Maturities of Long-term Debt) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	$ 365.6
2018	413.7
2019	400.9
2020	348.6
2021	412.5
Thereafter	2,357.2
Long-term Debt, Gross	$ 4,298.5	$ 4,385.8